SCHEDULE OF PROPERTY AND EQUIPMENT, NET EXPECTED USEFUL LIFE (Details)	Jun. 30, 2025
Computer and Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net expected useful life	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net expected useful life	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Lease Term [Member]
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net expected useful life	1 year
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net expected useful life	10 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net expected useful life	10 years
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net expected useful life	3 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net expected useful life	5 years
Renovation [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net expected useful life	3 years